Note 29 - Segmented Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 118,936	[1]	$ 140,728	[2]
Discontinued operations [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 95,700		$ 258,400

[1]	Excludes additions to property, plant and equipment related to discontinued operations of $95.7 million.
[2]	Excludes additions to property, plant and equipment related to discontinued operations of $258.4 million.